Touchstone Large Company Growth ETF Performance Management - Touchstone Large Company Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Performance
Performance Narrative [Text Block]	The Fund's investment objective and principal investment strategies are identical to those of the Predecessor Fund. Before the Predecessor Fund commenced operations, all of the assets and liabilities of the DSM Large Cap Growth Fund were transferred to the Predecessor Fund in a tax-free reorganization on August 15, 2016. As a result, the Predecessor Fund assumed the performance and accounting history of the DSM Large Cap Growth Fund.The Fund commenced operations following the completion of the reorganization of the Predecessor Fund, a series of the Touchstone Strategic Trust, into the Fund, on March 13, 2026 (the “Reorganization”). The performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information included herein is that of the Predecessor Fund.The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index and the Russell 3000® Index. The Bloomberg US 1000 Growth Index and the Russell 1000® Growth Index show how the Predecessor Fund’s performance compares against the returns of indexes with similar investment objectives. The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.833.368.7383.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index and the Russell 3000® Index. The Bloomberg US 1000 Growth Index and the Russell 1000® Growth Index show how the Predecessor Fund’s performance compares against the returns of indexes with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart [Heading]	Predecessor Fund — Institutional Class Shares Total Return as of December 31
Bar Chart Closing [Text Block]	Best Quarter:2nd Quarter 202025.76Worst Quarter:2nd Quarter 2022(18.02)Year-To-Date:3/31/2026(11.35)
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Narrative	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Does Reflect Sales Loads	The performance table reflects any applicable sales charges.
Performance Table Market Index Changed	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.
Performance Table Explanation after Tax Higher	 The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Availability Website Address [Text]	TouchstoneInvestments.com
Performance Availability Phone [Text]	1.833.368.7383
Touchstone Large Company Growth ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date:
Bar Chart, Year to Date Return	(11.35%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	25.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022